Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details)	12 Months Ended
	Dec. 31, 2024 Option	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Share-based payments
Exercised during the period	0	0	(6,303)
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period	5,603,155	5,614,246	6,426,365
Forfeited during the period		(11,091)	(34,859)
Exercised during the period	(1,576,931)		(777,260)
Outstanding at the end of the period	4,026,224	5,603,155	5,614,246